Note 16 - Redeemable Non-controlling Interest (Tables)	6 Months Ended
Jun. 30, 2024
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
Temporary equity – Redeemable non-controlling interest in subsidiary	Amount
Balance, December 31, 2023	$629
Net loss attributable to redeemable non-controlling interest	(277)
Balance, June 30, 2024	$352